POSTRETIREMENT BENEFITS - PENSIONS (Assumptions Used to Determine Pension Benefit Obligation) (Details)	Aug. 31, 2013	Aug. 31, 2012
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.44%	3.44%
Rate of Compensation Increase	4.00%	4.00%
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.62%	3.89%
Rate of Compensation Increase	3.95%	3.89%